Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Changes in the allowance for loan losses

Commercial	2012	2011	2010
	(dollars in thousands)
Balance, beginning of year	$2,904	$5,363	$3,195
Provision (recovery) charged to operations	985	1,947	2,737
Charge-offs	(1,167)	(4,417)	(586)
Recoveries	69	11	3

Net (charge-offs)	(1,098)	(4,406)	(583)

Other	—	—	14
Balance, end of year	$2,791	$2,904	$5,363

Non-Commercial	2012	2011	2010
	(dollars in thousands)
Balance, beginning of year	$3,911	$3,704	$2,081
Provision (recovery) charged to operations	847	1,509	2,182
Charge-offs	(824)	(1,419)	(603)
Recoveries	76	122	41

Net (charge-offs)	(748)	(1,297)	(562)

Other	—	(5)	3
Balance, end of year	$4,010	$3,911	$3,704

Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment

December 31, 2012

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,428	$14,979	$1,363	$154,767	$2,791	$169,746
Non-Commercial	1,606	11,128	2,404	148,309	4,010	159,437

Total	$3,034	$26,107	$3,767	$303,076	$6,801	$329,183

December 31, 2011

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,137	$18,882	$1,767	$173,570	$2,904	$192,452
Non-Commercial	1,446	14,207	2,465	159,908	3,911	174,115

Total	$2,583	$33,089	$4,232	$333,478	$6,815	$366,567

December 31, 2010

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$3,601	$32,115	$1,762	$176,957	$5,363	$209,072
Non-Commercial	1,030	11,140	2,674	167,467	3,704	178,607

Total	$4,631	$43,255	$4,436	$344,424	$9,067	$387,679

Past due information of the loan portfolio by class

December 31, 2012

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$98	$437	$535	$40,855	$41,390	$—
Real estate - commercial	708	3,032	3,740	99,564	103,304	—
Other real estate construction	12	2,945	2,957	22,095	25,052	—
Real estate construction	—	—	—	3,080	3,080	—
Real estate - residential	1,309	2,507	3,816	90,216	94,032	—
Home equity	162	558	720	47,797	48,517	—
Consumer loan	218	1	219	12,767	12,986	—
Other loans	—	—	—	822	822	—
Deferred cost/fees	—	—	—	—	—	—

Total	$2,507	$9,480	$11,987	$317,196	$329,183	$—

December 31, 2011

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$212	$329	$541	$45,366	$45,907	$—
Real estate - commercial	2,396	2,742	5,138	109,806	114,944	—
Other real estate construction	358	2,084	2,442	29,159	31,601	—
Real estate construction	—	—	—	5,543	5,543	—
Real estate - residential	2,341	2,441	4,782	97,065	101,847	—
Home equity	298	255	553	50,860	51,413	—
Consumer loan	208	11	219	14,491	14,710	—
Other loans	—	—	—	602	602	—

Total	$5,813	$7,862	$13,675	$352,892	$366,567	$—

Composition of nonaccrual loans by class

	2012	2011
	(dollars in thousands)

Commercial	$437	$329
Real estate - commercial	3,032	2,742
Other real estate construction	2,945	2,084
Real estate 1 - 4 family construction	—	—
Real estate - residential	2,507	2,441
Home equity	558	255
Consumer loans	1	11
Other loans	—	—

	$9,480	$7,862

Summary of risk grades of portfolio by class

December 31, 2012

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$39,800	$836	$754	$—	$41,390
Real estate - commercial	84,748	9,337	9,219	—	103,304
Other real estate construction	20,684	577	3,477	314	25,052
Real estate 1 - 4 family construction	3,080	—	—	—	3,080
Real estate - residential	78,115	9,728	6,189	—	94,032
Home equity	46,590	914	1,013	—	48,517
Consumer loans	12,360	512	114	—	12,986
Other loans	822	—	—	—	822

Total	$286,199	$21,904	$20,766	$314	$329,183

December 31, 2011

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$42,892	$1,670	$1,345	$—	$45,907
Real estate - commercial	95,699	7,971	11,274	—	114,944
Other real estate construction	26,256	745	4,600	—	31,601
Real estate 1 - 4 family construction	5,538	5	—	—	5,543
Real estate - residential	89,209	4,269	8,369	—	101,847
Home equity	49,743	861	809	—	51,413
Consumer loans	13,970	332	408	—	14,710
Other loans	602	—	—	—	602

Total	$323,909	$15,853	$26,805	$—	$366,567

Summary of performing and nonperforming loans by class

December 31, 2012

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$40,953	$437	$41,390
Real estate - commercial	100,272	3,032	103,304
Other real estate construction	22,107	2,945	25,052
Real estate 1 - 4 family construction	3,080	—	3,080
Real estate - residential	91,525	2,507	94,032
Home equity	47,959	558	48,517
Consumer loans	12,985	1	12,986
Other loans	822	—	822

Total	$319,703	$9,480	$329,183

December 31, 2011

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$45,578	$329	$45,907
Real estate - commercial	112,202	2,742	114,944
Other real estate construction	29,517	2,084	31,601
Real estate 1 - 4 family construction	5,543	—	5,543
Real estate - residential	99,406	2,441	101,847
Home equity	51,158	255	51,413
Consumer loans	14,699	11	14,710
Other loans	602	—	602

Total	$358,705	$7,862	$366,567

Summary of loans deemed impaired and specific reserves allocated by class

December 31, 2012

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Recorded Investment Accruing Loans 90 or More Days Past Due	Recorded Investment Loans in Non-accrual
		(dollars in thousands)

Commercial	$1,977	$388	$1,470	$616	$—	$437
Real estate - commercial	11,299	6,341	2,895	411	—	3,032
Other real estate construction	3,935	2,437	1,448	401	—	2,945
Real estate 1 - 4 family construction	840	713	127	127	—	—
Real estate - residential	8,985	3,994	4,991	1,215	—	2,507
Home equity	1,068	521	547	159	—	558
Consumer loans	235	39	196	105	—	1
Other loans	—	—	—	—	—	—

Total	$28,339	$14,433	$11,674	$3,034	$—	$9,480

December 31, 2012

	Average Recorded Investment	Interest Income
	(dollars in thousands)

Commercial	$1,440	$66
Real estate - commercial	11,607	473
Other real estate construction	4,055	202
Real estate 1 - 4 family construction	1,053	43
Real estate - residential	11,442	427
Home equity	1,200	32
Consumer loans	308	14
Other loans	—	—

Total	$31,105	$1,257

December 31, 2011

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Recorded Investment Accruing Loans 90 or More Days Past Due	Recorded Investment Loans in Non-accrual
		(dollars in thousands)

Commercial	$2,099	$889	$1,091	$578	$—	$329
Real estate - commercial	14,951	11,365	1,523	452	—	2,742
Other real estate construction	4,016	2,644	1,370	107	—	2,084
Real estate 1 - 4 family construction	1,095	501	594	202	—	—
Real estate - residential	11,877	7,231	4,646	1,001	—	2,441
Home equity	993	753	240	124	—	255
Consumer loans	242	49	193	119	—	11
Other loans	—	—	—	—	—	—

Total	$35,273	$23,432	$9,657	$2,583	$—	$7,862

December 31, 2011

	Average Recorded Investment	Interest Income
	(dollars in thousands)

Commercial	$1,525	$93
Real estate - commercial	16,520	716
Other real estate construction	7,746	236
Real estate 1 - 4 family construction	1,249	53
Real estate - residential	10,137	616
Home equity	1,194	37
Consumer loans	280	16
Other loans	—	—

Total	$38,651	$1,767